Long-Term Borrowings and Subordinated Debt - Schedule of Junior Subordinated Debt Securities and Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Junior Subordinated Debentures [Line Items]
Balance	$ 45,619	$ 90,619	$ 90,619	$ 45,619
Interest Expense	2,070	2,915	3,635
Junior Subordinated Debt Securities [Member]
Junior Subordinated Debentures [Line Items]
Balance	25,000	25,000	25,000
Interest Expense	475	523	1,344
2008 Junior Subordinated Debt-Trust Preferred Securities [Member]
Junior Subordinated Debentures [Line Items]
Balance	20,619	20,619	20,619
Interest Expense	770	808	777
2008 Junior Subordinated Debt [Member]
Junior Subordinated Debentures [Line Items]
Balance		20,000	20,000
Interest Expense	422	818	786
2008 Junior Subordinated Debt [Member]
Junior Subordinated Debentures [Line Items]
Balance		25,000	25,000
Interest Expense	$ 403	$ 766	$ 728